CONVERTIBLE NOTES (Details 3)	12 Months Ended
Dec. 31, 2023 USD ($)
Extinguishment of Debt [Line Items]
Aggregate	$ 2,000,000
Prepayment Date 1 [Member]
Extinguishment of Debt [Line Items]
Aggregate	333,333
Prepayment Date 2 [Member]
Extinguishment of Debt [Line Items]
Aggregate	333,333
Prepayment Date 3 [Member]
Extinguishment of Debt [Line Items]
Aggregate	666,667
Prepayment Date 4 [Member]
Extinguishment of Debt [Line Items]
Aggregate	$ 666,667